Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

19.  Accumulated other Comprehensive loss

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following (in thousands):

	12/31/2016	12/31/2015	12/31/2014
Unrealized gains (losses) on available for sale securities	$(866)	$96	$296
Unrecognized expense for defined benefit pension	(2,343)	(2,299)	(2,493)
Accumulated other comprehensive loss	$(3,209)	$(2,203)	$(2,197)